SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES (Details) £ in Millions	Dec. 31, 2022 USD ($)	Oct. 04, 2022 USD ($)	Jul. 07, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Goodwill	$ (31,688,887)						$ (1,320,100)	$ (1,209,953)
Education angels [member]
IfrsStatementLineItems [Line Items]
Value of shares					$ 1,918,700
Less: acquired cash					(26,940)
Purchase price, net of acquired cash					1,891,760
Prepaid expenses and other current assets					(113,413)
Fixed assets					(69,637)
Intangible assets					(1,640,000)
Accounts payable, accrued expenses and other liabilities					804,842
Deferred tax liability					549,718
Goodwill					1,423,270
Property investors network [member]
IfrsStatementLineItems [Line Items]
Value of shares					17,017,000
Less: acquired cash					(347,952)
Purchase price, net of acquired cash					29,307,048
Prepaid expenses and other current assets					(6,111,957)
Fixed assets					(24,994)
Intangible assets					(4,980,000)
Accounts payable, accrued expenses and other liabilities					2,833,718
Deferred tax liability					1,171,555
Goodwill					21,734,121
Cash					1,837,000
Top-up share options					701,000
Top-up share options					10,100,000	£ 10.2
Total purchase price					29,655,000
Accounts receivable					(461,249)
E square [member]
IfrsStatementLineItems [Line Items]
Value of shares				$ 2,692,000	2,692,000
Less: acquired cash					(262,518)
Purchase price, net of acquired cash				3,845,000	3,582,482
Prepaid expenses and other current assets					(31,242)
Fixed assets					(272,348)
Intangible assets					(100,000)
Accounts payable, accrued expenses and other liabilities					722,275
Deferred tax liability					37,838
Goodwill					3,760,924
Cash				$ 403,000	403,000
Top-up share options					451,000
Total purchase price					3,845,000
Accounts receivable					(178,081)
Deferred payment					$ 299,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Value of shares			$ 6,470,000
Less: acquired cash			(1,620,734)
Purchase price, net of acquired cash			12,866,266
Prepaid expenses and other current assets			(492,404)
Fixed assets			(1,051,934)
Accounts payable, accrued expenses and other liabilities			1,935,533
Goodwill			10,174,872
Cash			7,000,000
Top-up share options			1,017,000
Top-up share options			1,017,000
Total purchase price			14,487,000
Accounts receivable			$ (3,082,589)
Revealed films [member]
IfrsStatementLineItems [Line Items]
Value of shares		$ 7,000,000
Less: acquired cash		(145,532)
Purchase price, net of acquired cash		20,234,865
Prepaid expenses and other current assets		(745,521)
Intangible assets		(8,884,000)
Accounts payable, accrued expenses and other liabilities		1,660,727
Deferred tax liability		2,202,088
Goodwill		13,306,545
Cash		1,000,000
Top-up share options		10,380,397
Total purchase price		20,380,397
Accounts receivable		(152,920)
Deferred payment		2,000,000
Goodwill		$ (1,008,694)